Basis of Presentation and Summary of Significant Accounting Policies (Details) - Schedule of Common Stock Equivalents - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022
Schedule Of Common Stock Equivalents Abstract
Equity Incentive Plans	3,086,626	3,116,626
Common Stock Issuable Upon Conversion of Convertible Notes, including PIK Interest	1,506,829	1,533,998
Selling Agent and Advisor Warrants	23,538	338,653	23,538	362,191
Warrants Issued with Common Stock Offerings (in Dollars)	$ 889,500	$ 1,100,195
Warrants Issued with Convertible Notes Offerings	947,150	704,652	122,500,000,000
Total Common Stock Equivalents	6,453,643	6,794,124	6,204,214	5,515,155